Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2025	$635,044	$1,441,303	$2,076,347
Foreign exchange	—	(22,717)	(22,717)
Balance as of June 30, 2026	$635,044	$1,418,586	$2,053,630

(1)
Accumulated impairment loss was $1,159,145 as of June 30, 2026 and December 31, 2025 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 as of June 30, 2026 and December 31, 2025 within the Digital Wallets segment.